Income Taxes (Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ (1,063)	$ 349	$ (3,567)
State	2,590	2,521	1,868
Current income tax provision (benefit)	1,527	2,870	(1,699)
Deferred:
Federal	(42,382)	(40,161)	(41,210)
State	(1,010)	606	2,763
Deferred Income Tax Expense (Benefit), Total	(43,392)	(39,555)	(38,447)
Income Tax Expense (Benefit), Total	$ (41,865)	$ (36,685)	$ (40,146)